Subsequent Events (Details) (USD $)	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Mar. 29, 2012 Series B Preferred Stock	Aug. 31, 2012 Subsequent event	Aug. 31, 2012 Subsequent event Issuance under private placement item	Aug. 13, 2012 Subsequent event Issuance under private placement	Aug. 31, 2012 Subsequent event Issuance under private placement Series A Preferred Stock	Aug. 31, 2012 Subsequent event Issuance under private placement Series B Preferred Stock
Subsequent Events
Shares issued								897,554
Common stock issue price (in dollars per share)			$ 1.00			$ 5.50			$ 5.50
Aggregate purchase price		$ 1,000						$ 4,936,547
Preferred stock conversion ratio	1			2.023	2.023					2.023	1
Number of shares of common stock in which preferred stock is convertible			3,064,753					897,554		3,064,753	6,770,563
Number of common shares to be included in the Resale S-1								897,554			6,770,563
Percentage of the shares of capital stock, whose holders' affirmative vote is required to remove directors							75.00%
Number of classes of board of directors								3
Straggered term of board of directors							3 years